Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb 25, 2013
Registrant Name	WESTERN ASSET FUNDS INC
Central Index Key	0000863520
Amendment Flag	false
Document Creation Date	Feb 25, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Mar 1, 2013

Western Asset Asian Opportunities Fund
Western Asset Asian Opportunities Fund
Investment objective
Maximize total return, through income and capital appreciation.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 26 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 60 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (paid directly from your investment)
Shareholder Fees Western Asset Asian Opportunities Fund (USD $)		Class A		Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		4.25%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Western Asset Asian Opportunities Fund		Class A	Class C	Class FI		Class R	Class I	Class IS
Management fees		0.60%	0.60%	0.60%		0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	[1]	0.50%	none	none
Other expenses	[2]	0.85%	0.85%	0.90%		0.90%	0.80%	0.70%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.70%	2.45%	1.75%		2.00%	1.40%	1.30%
Fees waived and/or expenses reimbursed	[3]	(0.40%)	(0.40%)	(0.50%)		(0.50%)	(0.50%)	(0.50%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.30%	2.05%	1.25%		1.50%	0.90%	0.80%
[1]	The 12b-1 fee shown in the table reflects the amount to which the Board of Directors (the "Board") has currently limited payments under the fund's Class FI Distribution Plan. Pursuant to the Class FI Distribution Plan, the Board may authorize payment of up to 0.40% of average net assets attributable to the fund's Class FI shares without shareholder approval.
[2]	"Other expenses" are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed 1.30%, 2.05%, 1.25%, 1.50%, 0.90% and 0.80% for Class A, C, FI, R, I and IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2014 without the Board's consent. The manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on a particular business day of the fund, in the class' total annual expenses exceeding this limit or any other lower limit then in effect.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Western Asset Asian Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Class A	552	901	1,273	2,315
Class C	308	725	1,269	2,756
Class FI	127	503	903	2,023
Class R	153	579	1,032	2,287
Class I	92	394	718	1,636
Class IS	82	363	665	1,525

Number of years you own your shares ($)
Expense Example, No Redemption Western Asset Asian Opportunities Fund (USD $)	1 year	3 years	5 years	10 years
Class A	552	901	1,273	2,315
Class C	208	725	1,269	2,756
Class FI	127	503	903	2,023
Class R	153	579	1,032	2,287
Class I	92	394	718	1,636
Class IS	82	363	665	1,525

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate indicates higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Principal investment strategies
The fund invests, under normal circumstances, at least 80% of its net assets in securities issued by Asian issuers and other investments that are tied economically to Asia, including, among others, derivatives based on financial instruments and interest rates of Asian issuers, and Asian currencies. Additionally, the fund will typically invest at least 70% of its net assets in debt and fixed income securities and in derivatives on Asian interest rates and currencies. For these purposes, an Asian issuer is a country (and any of its agencies, instrumentalities or political subdivisions) located in Asia, or an issuer that at the time of investment is organized in Asia, maintains its principal place of business in Asia or is a current or expected to be constituent of the J.P. Morgan Asia Credit Index or the HSBC Asia Local Bond Index. Examples of the types of securities and instruments in which the fund may invest include (i) debt and fixed income securities issued or guaranteed by national governments located in Asia, including but not limited to, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Laos, Macao, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Vietnam, or as Asia is defined by the United Nations Statistics Division from time to time, their agencies, instrumentalities or political sub-divisions; (ii) corporate debt and fixed income securities issued by Asian companies, such as, among others, promissory notes, debentures, bonds (including zero coupon bonds), commercial paper, certificates of deposits and bankers' acceptances; (iii) securitized participations in loans; (iv) structured notes whose underlying exposure may be to debt or fixed income securities; and (v) Asian currencies and derivatives on those currencies. The fund may invest a substantial portion of its assets, without limit, in securities of issuers located in emerging markets countries.

The fund is "non-diversified" within the meaning of the Investment Company Act of 1940, as amended. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. Because the fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The fund may enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions may include, but are not limited to, futures, options, swaps, forwards and structured instruments. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities) and/or futures contracts and related options to a significant extent, although the amount invested in these instruments will likely change from time to time. The fund may also use other types of derivatives to a significant extent from time to time.

The fund may invest in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") or unrated securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated Baa or BBB or above by one or more NRSROs and unrated securities of comparable quality are known as "investment grade securities." Securities rated below investment grade and unrated securities of comparable quality are commonly known as "junk bonds" or "high yield securities" and entail special risks.

The fund may invest in securities of all maturities or durations.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Investment in Asian issuers risk. Because the fund's investments are focused on Asian issuers, the fund's performance is expected to be closely tied to social, political and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

Foreign investments and emerging markets risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulations are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if any fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. Since changes in interest rates have a greater effect on the prices of longer-term securities, this extension in the securities' effective maturity magnifies the price decline caused by the increase in interest rates.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In that case the fund would not earn income on the cash and the fund's yield would go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Portfolio selection risk. The value of your investment may decrease if the subadvisers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region, or about interest rates is incorrect.

These and other risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The fund commenced operations on November 1, 2012; therefore, it does not have a calendar’s year worth of performance to report. Performance information provides some indication of the risks of investing in the fund and compares the fund’s performance with that of an index or other benchmark. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/ individualinvestors/products/mutualfunds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Western Asset Asian Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Western Asset Asian Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize total return, through income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 26 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 60 under the heading “Sales Charge Waivers and Reductions.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate indicates higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests, under normal circumstances, at least 80% of its net assets in securities issued by Asian issuers and other investments that are tied economically to Asia, including, among others, derivatives based on financial instruments and interest rates of Asian issuers, and Asian currencies. Additionally, the fund will typically invest at least 70% of its net assets in debt and fixed income securities and in derivatives on Asian interest rates and currencies. For these purposes, an Asian issuer is a country (and any of its agencies, instrumentalities or political subdivisions) located in Asia, or an issuer that at the time of investment is organized in Asia, maintains its principal place of business in Asia or is a current or expected to be constituent of the J.P. Morgan Asia Credit Index or the HSBC Asia Local Bond Index. Examples of the types of securities and instruments in which the fund may invest include (i) debt and fixed income securities issued or guaranteed by national governments located in Asia, including but not limited to, Bangladesh, China, Hong Kong, India, Indonesia, Kazakhstan, Laos, Macao, Malaysia, Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Vietnam, or as Asia is defined by the United Nations Statistics Division from time to time, their agencies, instrumentalities or political sub-divisions; (ii) corporate debt and fixed income securities issued by Asian companies, such as, among others, promissory notes, debentures, bonds (including zero coupon bonds), commercial paper, certificates of deposits and bankers' acceptances; (iii) securitized participations in loans; (iv) structured notes whose underlying exposure may be to debt or fixed income securities; and (v) Asian currencies and derivatives on those currencies. The fund may invest a substantial portion of its assets, without limit, in securities of issuers located in emerging markets countries.

The fund is "non-diversified" within the meaning of the Investment Company Act of 1940, as amended. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. Because the fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The fund may enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions may include, but are not limited to, futures, options, swaps, forwards and structured instruments. In particular, the fund may use interest rate swaps, credit default swaps (on individual securities and/or baskets of securities) and/or futures contracts and related options to a significant extent, although the amount invested in these instruments will likely change from time to time. The fund may also use other types of derivatives to a significant extent from time to time.

The fund may invest in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSROs") or unrated securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated Baa or BBB or above by one or more NRSROs and unrated securities of comparable quality are known as "investment grade securities." Securities rated below investment grade and unrated securities of comparable quality are commonly known as "junk bonds" or "high yield securities" and entail special risks.

		The fund may invest in securities of all maturities or durations.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Investment in Asian issuers risk. Because the fund's investments are focused on Asian issuers, the fund's performance is expected to be closely tied to social, political and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

Foreign investments and emerging markets risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates, currency rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulations are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Credit default swap contracts involve special risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the fund.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund's portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if any fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. Since changes in interest rates have a greater effect on the prices of longer-term securities, this extension in the securities' effective maturity magnifies the price decline caused by the increase in interest rates.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Cash management and defensive investing risk. Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In that case the fund would not earn income on the cash and the fund's yield would go down. If a significant amount of the fund's assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Portfolio selection risk. The value of your investment may decrease if the subadvisers' judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region, or about interest rates is incorrect.

		These and other risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund commenced operations on November 1, 2012; therefore, it does not have a calendar’s year worth of performance to report. Performance information provides some indication of the risks of investing in the fund and compares the fund’s performance with that of an index or other benchmark. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/ individualinvestors/products/mutualfunds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

		The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund commenced operations on November 1, 2012; therefore, it does not have a calendar’s year worth of performance to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/ individualinvestors/products/mutualfunds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Western Asset Asian Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.85%	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_ExpensesOverAssets	1.70%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	552
3 years	rr_ExpenseExampleYear03	901
5 years	rr_ExpenseExampleYear05	1,273
10 years	rr_ExpenseExampleYear10	2,315
1 year	rr_ExpenseExampleNoRedemptionYear01	552
3 years	rr_ExpenseExampleNoRedemptionYear03	901
5 years	rr_ExpenseExampleNoRedemptionYear05	1,273
10 years	rr_ExpenseExampleNoRedemptionYear10	2,315
Western Asset Asian Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.85%	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_ExpensesOverAssets	2.45%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	308
3 years	rr_ExpenseExampleYear03	725
5 years	rr_ExpenseExampleYear05	1,269
10 years	rr_ExpenseExampleYear10	2,756
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	725
5 years	rr_ExpenseExampleNoRedemptionYear05	1,269
10 years	rr_ExpenseExampleNoRedemptionYear10	2,756
Western Asset Asian Opportunities Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.90%	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_ExpensesOverAssets	1.75%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	503
5 years	rr_ExpenseExampleYear05	903
10 years	rr_ExpenseExampleYear10	2,023
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	503
5 years	rr_ExpenseExampleNoRedemptionYear05	903
10 years	rr_ExpenseExampleNoRedemptionYear10	2,023
Western Asset Asian Opportunities Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.90%	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_ExpensesOverAssets	2.00%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	579
5 years	rr_ExpenseExampleYear05	1,032
10 years	rr_ExpenseExampleYear10	2,287
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	579
5 years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 years	rr_ExpenseExampleNoRedemptionYear10	2,287
Western Asset Asian Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.80%	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_ExpensesOverAssets	1.40%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	92
3 years	rr_ExpenseExampleYear03	394
5 years	rr_ExpenseExampleYear05	718
10 years	rr_ExpenseExampleYear10	1,636
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	394
5 years	rr_ExpenseExampleNoRedemptionYear05	718
10 years	rr_ExpenseExampleNoRedemptionYear10	1,636
Western Asset Asian Opportunities Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.70%	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_ExpensesOverAssets	1.30%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	363
5 years	rr_ExpenseExampleYear05	665
10 years	rr_ExpenseExampleYear10	1,525
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	363
5 years	rr_ExpenseExampleNoRedemptionYear05	665
10 years	rr_ExpenseExampleNoRedemptionYear10	1,525

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	"Other expenses" are estimated for the current fiscal year. Actual expenses may differ from estimates.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed 1.30%, 2.05%, 1.25%, 1.50%, 0.90% and 0.80% for Class A, C, FI, R, I and IS shares, respectively. These arrangements cannot be terminated prior to December 31, 2014 without the Board's consent. The manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on a particular business day of the fund, in the class' total annual expenses exceeding this limit or any other lower limit then in effect.
[5]	The 12b-1 fee shown in the table reflects the amount to which the Board of Directors (the "Board") has currently limited payments under the fund's Class FI Distribution Plan. Pursuant to the Class FI Distribution Plan, the Board may authorize payment of up to 0.40% of average net assets attributable to the fund's Class FI shares without shareholder approval.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2013